Benefit Plans (Plan Assets Categories) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 202,368	¥ 197,398	¥ 183,003
Domestic Pension Plans | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		94,076	96,925
Domestic Pension Plans | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			2,231
Domestic Pension Plans | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			5,814
Domestic Pension Plans | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	44,821	23,399
Domestic Pension Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,380	15,433
Domestic Pension Plans | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	8,576	8,922
Domestic Pension Plans | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	21,101	18,826
Domestic Pension Plans | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,727	4,831
Domestic Pension Plans | Pooled Other Types of Investments Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]		1,006
Domestic Pension Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,571	1,505
Domestic Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		8,116	18,506
Domestic Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		18,498	40,572
Domestic Pension Plans | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			2,231
Domestic Pension Plans | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			5,814
Domestic Pension Plans | Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		10,380	14,021
Domestic Pension Plans | Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		2
Domestic Pension Plans | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		8,116	18,506
Domestic Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		149,327	131,664
Domestic Pension Plans | Level 2 | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		94,076	96,925
Domestic Pension Plans | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	44,821	23,399
Domestic Pension Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			1,412
Domestic Pension Plans | Level 2 | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	8,576	8,922
Domestic Pension Plans | Level 2 | Pooled Other Types of Investments Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]		1,006
Domestic Pension Plans | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,854
Domestic Pension Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		34,543	25,162	17,525
Domestic Pension Plans | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	21,101	18,826
Domestic Pension Plans | Level 3 | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,727	4,831
Domestic Pension Plans | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,715	1,505
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		32,912	36,049	¥ 29,999
Foreign Pension Plans | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,771	9,479
Foreign Pension Plans | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	2,583
Foreign Pension Plans | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		674	685
Foreign Pension Plans | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,244	1,310
Foreign Pension Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,119	995
Foreign Pension Plans | Pooled Separate Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[6]	19,749	21,898
Foreign Pension Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,686	1,589
Foreign Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		86	93
Foreign Pension Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		9,114	10,257
Foreign Pension Plans | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		5,771	9,479
Foreign Pension Plans | Level 1 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	2,583
Foreign Pension Plans | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		674	685
Foreign Pension Plans | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		86	93
Foreign Pension Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		23,798	25,792
Foreign Pension Plans | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,244	1,310
Foreign Pension Plans | Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,119	995
Foreign Pension Plans | Level 2 | Pooled Separate Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[6]	19,749	21,898
Foreign Pension Plans | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 1,686	¥ 1,589

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes private open-ended real estate funds.
[4]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges, government bonds and municipal bonds.
[5]	This category includes pooled funds that mainly invest in U.S. equity securities that are listed on securities exchanges.
[6]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.